SUPPLEMENT DATED OCTOBER 18, 2013

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 25, 2013, SUPPLEMENTED AS OF FEBRUARY 26, 2013

1.
In “The Funds Summary Section”, the information under the heading “Portfolio Manager” on page 39 related to the Global Fund is deleted in its entirety and replaced with the following:

Portfolio Manager:  The Fund is managed by Wellington Management by a team of investment professionals.  Nicolas M. Choumenkovitch, Senior VP and Equity Portfolio Manager, has served as a Portfolio Manager for the international equity portion of the Fund since 2007 and has been involved in portfolio management and securities analysis for the international equity portion of the Fund since 2000.  Matthew E. Megargel, CFA, Senior VP and Equity Portfolio Manager, has served as a Portfolio Manager for the U.S. equity portion of the Fund since 2000.  Francis J. Boggan, CFA, Senior VP and Equity Portfolio Manager, has served as a Portfolio Manager for the U.S. equity portion of the Fund since 2006. Tara Connolly Stilwell, CFA, VP and Equity Portfolio Manager, has been involved in portfolio management and securities analysis for the international equity portion of the Fund since 2010.

2.
In the “Fund Management In Greater Detail” section, the information under the subheading “The Subadvisers” on page 96, in the second paragraph, related to the Global Fund is deleted in its entirety and replaced with the following:

The Global Fund is managed by a team of investment professionals.  Nicolas M. Choumenkovitch, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 1995.  Mr. Choumenkovitch has served as a Portfolio Manager for the international equity portion of the Fund since 2007 and has been involved in portfolio management and securities analysis for the international equity portion of the Fund since 2000.  Matthew E. Megargel, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 1983.  Mr. Megargel has served as a Portfolio Manager for the U.S. equity portion of the Fund since 2000.  Francis J. Boggan, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 2001.  Mr. Boggan has served as a Portfolio Manager for the U.S. equity portion of the Fund since 2006.  Tara Connolly Stilwell, CFA, Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 2008.  Ms. Stilwell has been involved in portfolio management and securities analysis for the international equity portion of the Fund since 2010.  Prior to joining Wellington Management, Ms. Stilwell was an investment professional with Goldman Sachs Asset Management International (1997-2007).

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Please retain this Supplement for future reference.

IEP21013

SUPPLEMENT DATED OCTOBER 18, 2013

FIRST INVESTORS EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 25, 2013

1.
In the “Portfolio Managers” section, the information under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2012” on pages I-13 and 14 related to Wellington Management Company, LLP (“Wellington Management”) is deleted in its entirety and replaced with the following:

Name of Portfolio Manager and Fund(s) Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
Wellington Management’s Portfolio Managers:
Matthew E. Megargel:	Other Registered Investment Companies	4	$240.8	0	$0
Global	Other Pooled Investment Vehicles	2	$63.5	0	$0
	Other Accounts	2	$385.2	2	$385.2
Francis J. Boggan:	Other Registered Investment Companies	7	$781.4	0	$0
Global	Other Pooled Investment Vehicles	7	$436.4	0	$0
	Other Accounts	19	$1,824.6	1	$125.9
Nicolas M. Choumenkovitch:	Other Registered Investment Companies	7	$3,475.5	0	$0
Global	Other Pooled Investment Vehicles	9	$897.2	0	$0
	Other Accounts	20	$4,434.4	2	$788.7
Tara Connolly Stilwell:	Other Registered Investment Companies	7	$3,475.5	0	$0
Global	Other Pooled Investment Vehicles	7	$773.8	0	$0
	Other Accounts	18	$4,233.2	2	$788.7

2.
In the “Portfolio Managers” section, under the heading “C. Structure of Portfolio Managers Compensation for Fiscal Year Ended September 30, 2012”, the table at the end of the paragraph on page I-18 related to Wellington Management is deleted in its entirety and replaced with following:

Fund	Benchmark Index and/or Peer Group
Global (US portion)	S&P 500 Index (Megargel and Boggan)
Global (non-US portion)	MSCI All Country World ex US Index (Choumenkovitch and Stilwell)

3.
In the “Portfolio Managers” section, the information under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2012” on page I-20 related to Wellington Management is deleted in its entirety and replaced with the following:

Wellington Management’s Portfolio Managers:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)
Matthew E. Megargel	Global	None
Francis J. Boggan	Global	None
Nicolas M. Choumenkovitch	Global	None
Tara Connolly Stilwell	Global	None

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Please retain this Supplement for future reference.

EFSAI21013